Inventories (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of products and services [line items]
Gold in lock-up	R 138	R 136
Gold In-process Ore Stockpiles And Bullion On Hand	1,095	1,054
Consumables at weighted average cost (net of provision)	2,170	1,764
Total inventories	3,403	2,954
Non-current portion of gold in lock-up and gold-in-process included in Other non-current assets	(138)	(136)
Total current portion of inventories	3,265	2,818
Inventory valued at net realisable value	138	136
Write-downs (reversals of write-downs) of inventories	(85)	(115)
Provision for slow moving and redundant stock	R 492	R 407